Right of Use Asset	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Right of Use Assets	Right-of-Use Assets
The Company leases various properties and types of equipment. Lease contracts are typically made for fixed periods. Leases are negotiated on an individual basis and contain a wide range of terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.
A reconciliation of the changes in the carrying amount of the right-of-use assets is as follows:

	Land	Buildings	Vehicles	Equipment	Pipeline	Total
As at Dec. 31, 2020	58	24	1	16	42	141
Additions	—	1	—	—	—	1
Acquisitions (Note 4)	13	—	—	—	—	13
Depreciation	(3)	(5)	—	(2)	(1)	(11)
Disposal of assets	—	—	—	—	(41)	(41)
Transfers	—	—	—	(8)	—	(8)
As at Dec. 31, 2021	68	20	1	6	—	95
Additions	36	—	1	3	—	40
Depreciation	(4)	(5)	—	(2)	—	(11)
Change in foreign exchange rates	2	—	—	—	—	2
As at Dec. 31, 2022	102	15	2	7	—	126
During 2022, the Company recognized additions of $36 million mainly related to land leases for the Horizon Hill and White Rock wind projects.
On June 30, 2021, the Company closed the sale of the Pioneer Pipeline to ATCO. As part of the transaction, the natural gas transportation agreement with the Pioneer Pipeline Limited Partnership was terminated, which resulted in the derecognition of the right-of-use asset of $41 million and lease liability of $43 million related to the pipeline, resulting in a gain of $2 million.
For the year ended Dec. 31, 2022, TransAlta paid $16 million (2021 – $15 million) related to recognized lease liabilities, consisting of $9 million (2021 – $8 million) of principal repayments and $7 million (2021 – $7 million) of interest expense.
Short-term leases (term of less than 12 months) and leases with total lease payments below the Company's capitalization threshold (low value leases) do not require recognition as lease liabilities and right-of-use assets. For the year ended Dec. 31, 2022, the Company expensed $2 million (2021 and 2020 – nil) related to short-term and low value leases.
Some of the Company's land leases that met the definition of a lease were not recognized as they require variable payments based on production or revenue. Additionally, certain land leases require payments to be made on the basis of the greater of the minimum fixed payments and variable payments based on production or revenue. For these leases, lease liabilities have been recognized on the basis of the minimum fixed payments. For the year ended Dec. 31, 2022, the Company expensed $8 million (2021 – $6 million and 2020 – $7 million) in variable land lease payments for these leases.